PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 94.7%
Australia 3.5%
AGL Energy Ltd.	21,646	$134,900
Aristocrat Leisure Ltd.	5,107	228,676
BHP Group Ltd.	28,565	721,416
BlueScope Steel Ltd.	8,000	121,282
Brambles Ltd.	92,435	1,414,205
Computershare Ltd.	28,113	756,785
Fortescue Ltd.	57,364	649,031
G8 Education Ltd.	93,702	54,019
Helia Group Ltd.	252,436	817,263
JB Hi-Fi Ltd.	14,904	1,061,494
Qantas Airways Ltd.	107,390	744,786
QBE Insurance Group Ltd.	74,022	1,098,059
REA Group Ltd.	1,405	214,025
Rio Tinto Ltd.	2,588	184,053
Sonic Healthcare Ltd.	7,350	129,793
Technology One Ltd.	14,547	380,528
West African Resources Ltd.*	297,147	444,889
		9,155,204
Austria 0.0%
BAWAG Group AG, 144A*	415	52,376
Belgium 0.3%
Anheuser-Busch InBev SA/NV	12,960	745,105
Proximus SADP	9,800	81,426
		826,531
Brazil 1.1%
Ambev SA	37,200	83,308
B3 SA - Brasil Bolsa Balcao	152,800	342,736
Banco do Brasil SA	377,200	1,332,432
Centrais Eletricas Brasileiras SA	9,200	61,859
CPFL Energia SA	31,500	212,136
Petroleo Brasileiro SA	27,900	177,428
Petroreconcavo SA	52,000	124,067
TIM SA	68,800	253,475
Vale SA	31,500	299,780
Yara International ASA	3,400	125,688
		3,012,909
Canada 8.5%
Agnico Eagle Mines Ltd.	15,600	1,936,602
Aritzia, Inc.*	2,500	134,184
Barrick Mining Corp.	75,600	1,595,915
Canadian Imperial Bank of Commerce	24,100	1,722,447
Celestica, Inc.*	6,400	1,279,492
Cenovus Energy, Inc.	4,800	73,060
CGI, Inc.	14,800	1,426,807
Cogeco Communications, Inc.	7,700	346,711
Dollarama, Inc.	10,600	1,448,779
Dundee Precious Metals, Inc.	16,800	271,594
Empire Co. Ltd. (Class A Stock)	3,300	131,419
Extendicare, Inc.	15,600	138,819
Fairfax Financial Holdings Ltd.	500	884,368
Finning International, Inc.	18,100	788,740
George Weston Ltd.	4,800	912,090
Great-West Lifeco, Inc.	29,700	1,115,250

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Hudbay Minerals, Inc.	5,500	$51,046
iA Financial Corp., Inc.	4,000	391,542
Kinross Gold Corp.	87,600	1,401,625
Loblaw Cos. Ltd.	8,000	1,293,707
Lundin Gold, Inc.	3,000	138,850
Maple Leaf Foods, Inc.	15,200	320,762
Metro, Inc.	3,200	244,688
Paramount Resources Ltd. (Class A Stock)	8,100	124,575
Royal Bank of Canada	2,400	307,950
Shopify, Inc. (Class A Stock)*	500	61,118
Sienna Senior Living, Inc.	9,600	124,019
Sprott, Inc.	1,100	74,069
Stantec, Inc.	13,000	1,421,031
Suncor Energy, Inc.	44,100	1,739,366
Superior Plus Corp.	60,800	303,649
Transcontinental, Inc. (Class A Stock)	15,300	212,782
Wesdome Gold Mines Ltd.*	6,000	71,449
		22,488,505
China 8.8%
Agricultural Bank of China Ltd. (Class H Stock)	102,000	66,822
Alibaba Group Holding Ltd.	41,600	625,447
ANTA Sports Products Ltd.	8,800	101,007
Bank of Shanghai Co. Ltd. (Class A Stock)	271,800	385,431
BOC Hong Kong Holdings Ltd.	167,000	749,873
BYD Co. Ltd. (Class H Stock)	74,000	1,080,463
China BlueChemical Ltd. (Class H Stock)	1,428,000	393,877
China Gold International Resources Corp. Ltd.	27,500	236,417
China Hongqiao Group Ltd.	451,500	1,191,011
China Life Insurance Co. Ltd. (Class H Stock)	256,000	739,484
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	236,000	431,394
Eoptolink Technology, Inc. Ltd. (Class A Stock)	17,000	441,488
Geely Automobile Holdings Ltd.	436,000	977,956
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	63,700	402,579
Hansoh Pharmaceutical Group Co. Ltd., 144A	132,000	593,032
Hello Group, Inc., ADR	30,100	247,723
Industrial & Commercial Bank of China Ltd. (Class H Stock)	748,000	573,136
JD.com, Inc. (Class A Stock)	92,100	1,451,675
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (Class A Stock)	55,700	485,620
Muyuan Foods Co. Ltd. (Class A Stock)	62,257	399,556
NetEase, Inc.	62,900	1,644,348
New China Life Insurance Co. Ltd. (Class H Stock)	124,800	798,584
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	11,000	75,519
Pop Mart International Group Ltd., 144A	27,400	854,712
Prosus NV*	28,430	1,624,087
Qifu Technology, Inc., ADR	15,700	538,981
Sany Heavy Equipment International Holdings Co. Ltd.	96,000	90,038
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	108,400	192,299
Tencent Holdings Ltd.	48,300	3,381,591
Tencent Music Entertainment Group, ADR	15,000	314,850
Wilmar International Ltd.	40,200	90,987
WuXi AppTec Co. Ltd. (Class H Stock), 144A	15,600	208,092
Xiaomi Corp. (Class B Stock), 144A*	112,000	753,531
Yunnan Aluminium Co. Ltd. (Class A Stock)	79,000	169,745
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	98,600	336,550
Yutong Bus Co. Ltd. (Class A Stock)	73,300	253,038
Zhejiang China Commodities City Group Co. Ltd. (Class A Stock)	90,000	265,314
Zhejiang Juhua Co. Ltd. (Class A Stock)	26,000	96,213
		23,262,470

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Denmark 0.4%
AP Moller - Maersk A/S (Class A Stock)	26	$51,017
AP Moller - Maersk A/S (Class B Stock)	70	138,233
Novo Nordisk A/S (Class B Stock)	9,322	433,548
Scandinavian Tobacco Group A/S, 144A	38,886	508,929
		1,131,727
Finland 2.0%
Kemira OYJ	2,469	52,544
Konecranes OYJ	4,392	365,995
Nokia OYJ	284,013	1,157,452
Nordea Bank Abp	114,952	1,677,355
Orion OYJ (Class B Stock)	13,855	1,109,215
Wartsila OYJ Abp	30,089	831,312
		5,193,873
France 5.1%
Airbus SE	3,912	786,528
AXA SA	42,513	2,064,823
BNP Paribas SA	22,683	2,068,197
Carrefour SA	31,570	452,430
Cie Generale des Etablissements Michelin SCA	15,963	567,908
Credit Agricole SA	57,523	1,058,684
Eiffage SA	3,603	483,650
Engie SA	71,954	1,617,399
Klepierre SA, REIT	4,087	156,009
Legrand SA	1,050	155,092
Orange SA	32,563	495,318
Publicis Groupe SA	2,790	254,955
Rubis SCA	9,726	307,983
Societe Generale SA	19,351	1,235,147
Technip Energies NV	2,783	120,174
TotalEnergies SE	4,269	253,858
Vinci SA	10,302	1,431,039
		13,509,194
Georgia 0.2%
Lion Finance Group PLC	5,808	582,277
Germany 7.0%
Allianz SE	2,041	806,558
Deutsche Bank AG	60,290	1,985,744
Deutsche Telekom AG	55,625	1,995,042
Eckert & Ziegler SE	1,320	100,417
Freenet AG	6,065	196,705
Fresenius Medical Care AG	4,508	228,652
Friedrich Vorwerk Group SE	4,277	415,695
Heidelberg Materials AG	8,070	1,861,707
Henkel AG & Co. KGaA	770	54,755
Mercedes-Benz Group AG	28,512	1,614,357
MTU Aero Engines AG	1,605	692,331
Rheinmetall AG	947	1,874,585
SAP SE	3,885	1,110,938
Scout24 SE, 144A	2,923	390,635
Siemens AG	6,970	1,775,283
Siemens Energy AG*	16,981	1,966,039
Talanx AG	10,590	1,403,675
		18,473,118

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Greece 0.0%
Eurobank Ergasias Services & Holdings SA	14,258	$52,332
Hong Kong 1.1%
AIA Group Ltd.	110,200	1,027,524
Sino Biopharmaceutical Ltd.	630,000	603,352
WH Group Ltd., 144A	1,223,000	1,224,392
		2,855,268
India 5.1%
Anand Rathi Wealth Ltd.	2,941	88,534
Bharat Electronics Ltd.	258,334	1,122,280
Bharat Petroleum Corp. Ltd.	66,000	246,638
Bharti Airtel Ltd.	49,383	1,075,026
Cipla Ltd.	34,984	617,825
Coal India Ltd.	124,494	532,392
Divi’s Laboratories Ltd.	2,543	190,431
DLF Ltd.	115,050	1,023,216
Gillette India Ltd.	1,092	134,800
GlaxoSmithKline Pharmaceuticals Ltd.	3,275	117,650
Godfrey Phillips India Ltd.	536	55,469
HCL Technologies Ltd.	14,000	233,382
HDFC Asset Management Co. Ltd., 144A	10,332	664,010
Hindalco Industries Ltd.	39,283	304,114
Infosys Ltd.	24,241	412,266
InterGlobe Aviation Ltd., 144A*	9,104	610,955
JK Cement Ltd.	10,884	824,196
Lupin Ltd.	18,779	410,456
Mahindra & Mahindra Ltd.	1,474	53,696
National Aluminium Co. Ltd.	111,425	233,725
Oil & Natural Gas Corp. Ltd.	449,960	1,232,774
Page Industries Ltd.	108	60,046
Redington Ltd.	40,650	115,412
Strides Pharma Science Ltd.	25,525	253,264
Sun Pharmaceutical Industries Ltd.	25,325	491,813
Tata Consultancy Services Ltd.	15,616	538,540
Vedanta Ltd.	103,921	501,872
Wipro Ltd.	354,585	997,433
Zydus Lifesciences Ltd.	26,850	295,692
		13,437,907
Indonesia 0.1%
Astra International Tbk PT	892,800	275,983
First Pacific Co. Ltd.	86,000	67,667
		343,650
Ireland 0.5%
AerCap Holdings NV	8,100	868,725
AIB Group PLC	44,575	351,637
Greencore Group PLC	22,480	76,299
		1,296,661
Israel 0.9%
Bank Hapoalim BM	51,335	962,689
Bank Leumi Le-Israel BM	61,257	1,133,180
Plus500 Ltd.	4,875	216,361
		2,312,230

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy 3.1%
Enel SpA	205,308	$1,810,466
Intesa Sanpaolo SpA	362,663	2,185,141
Italgas SpA	91,938	762,844
MFE-MediaForEurope NV (Class B Stock)	15,444	69,404
OVS SpA, 144A	27,393	113,398
Poste Italiane SpA, 144A	36,890	797,006
Ryanair Holdings PLC	15,752	463,151
Technogym SpA, 144A	9,464	146,022
UniCredit SpA	23,086	1,698,526
		8,045,958
Japan 10.8%
Advantest Corp.	11,500	764,740
Ajinomoto Co., Inc.	18,900	500,027
Anycolor, Inc.	14,000	436,280
ARE Holdings, Inc.	15,000	176,812
Azbil Corp.	14,000	130,822
BIPROGY, Inc.	6,700	270,178
Central Glass Co. Ltd.	4,600	99,363
Citizen Watch Co. Ltd.	22,400	134,454
COMSYS Holdings Corp.	4,500	103,162
Cybozu, Inc.	14,900	392,932
Daicel Corp.	46,200	397,416
Daido Steel Co. Ltd.	18,900	145,538
Dexerials Corp.	9,000	130,119
Electric Power Development Co. Ltd.	45,800	792,598
ENEOS Holdings, Inc.	167,600	879,671
Food & Life Cos. Ltd.	16,000	805,863
Fuji Media Holdings, Inc.	24,400	575,194
Fujitsu Ltd.	4,200	91,492
Gunze Ltd.	10,400	263,510
Hiday Hidaka Corp.	7,400	166,436
Hokuriku Electric Power Co.	13,500	70,010
Honda Motor Co. Ltd.	12,000	124,235
Hoya Corp.	1,100	138,779
Idemitsu Kosan Co. Ltd.	39,500	253,930
Iida Group Holdings Co. Ltd.	54,900	770,019
JAC Recruitment Co. Ltd.	17,500	122,476
JAFCO Group Co. Ltd.	12,600	207,050
Japan Lifeline Co. Ltd.	24,000	229,313
Japan Post Holdings Co. Ltd.	22,300	206,513
Kansai Electric Power Co., Inc. (The)	42,900	515,076
Kobe Steel Ltd.	22,400	246,111
Komatsu Ltd.	47,300	1,523,907
Mabuchi Motor Co. Ltd.	6,200	89,642
Marubeni Corp.	4,000	81,895
Medipal Holdings Corp.	36,000	596,073
Mitsubishi Corp.	28,600	564,089
Mitsubishi Estate Co. Ltd.	15,200	284,581
Mitsui Mining & Smelting Co. Ltd.	8,700	367,972
MIXI, Inc.	4,000	91,539
Modec, Inc.	7,100	302,501
NEC Corp.	55,800	1,602,347
NGK Insulators Ltd.	10,400	131,666
Nidec Corp.	6,800	130,467
Nippon Densetsu Kogyo Co. Ltd.	3,600	68,354
Nippon Shokubai Co. Ltd.	11,600	131,880
Nippon Steel Corp.	24,600	473,747
Nomura Holdings, Inc.	217,800	1,438,852
Obic Co. Ltd.	5,500	195,814
Oki Electric Industry Co. Ltd.	54,800	570,222

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Open House Group Co. Ltd.	5,600	$247,634
Otsuka Holdings Co. Ltd.	2,500	119,024
Panasonic Holdings Corp.	109,900	1,039,579
Rohm Co. Ltd.	20,800	261,745
Roland Corp.	6,400	133,770
Ryohin Keikaku Co. Ltd.	2,900	135,772
Sanken Electric Co. Ltd.*	2,400	136,140
SCSK Corp.	21,500	668,971
SHIFT, Inc.*	30,000	314,834
Shikoku Electric Power Co., Inc.	43,200	359,479
Simplex Holdings, Inc.	5,400	146,593
Sugi Holdings Co. Ltd.	10,600	256,532
Sumitomo Chemical Co. Ltd.	264,600	661,788
Sumitomo Corp.	49,100	1,254,985
Sumitomo Electric Industries Ltd.	5,200	129,036
Suzuki Motor Corp.	7,300	80,209
Takeda Pharmaceutical Co. Ltd.	59,500	1,634,453
Tamron Co. Ltd.	21,600	129,801
Tohoku Electric Power Co., Inc.	23,900	167,675
Tokyo Electron Ltd.	2,500	397,447
Tokyu Construction Co. Ltd.	17,500	120,227
Toyota Motor Corp.	8,265	147,015
Toyota Tsusho Corp.	44,600	1,022,158
Zojirushi Corp.	10,800	128,844
		28,479,378
Luxembourg 0.1%
ArcelorMittal SA	4,082	127,261
Macau 0.5%
Galaxy Entertainment Group Ltd.	269,000	1,311,823
Mexico 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV	42,000	558,813
Netherlands 1.5%
ABN AMRO Bank NV, 144A, CVA	18,232	527,059
ASML Holding NV	1,301	901,689
ING Groep NV	37,455	872,906
JDE Peet’s NV	4,550	134,931
Koninklijke Ahold Delhaize NV	32,370	1,278,500
Koninklijke BAM Groep NV	26,475	231,133
		3,946,218
New Zealand 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	4,225	91,544
Norway 0.3%
DNB Bank ASA	26,362	666,952
Kongsberg Gruppen ASA	4,411	131,814
		798,766
Poland 0.7%
Bank Polska Kasa Opieki SA	11,353	616,506
Powszechna Kasa Oszczednosci Bank Polski SA	52,000	1,138,618
Powszechny Zaklad Ubezpieczen SA	7,825	131,155
		1,886,279

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Portugal 0.1%
NOS SGPS SA	87,166	$359,309
Qatar 0.3%
Ooredoo QPSC	228,249	843,513
Russia 0.0%
Inter RAO UES PJSC^	13,660,000	17
LUKOIL PJSC*^	14,283	—
Polyus PJSC*^	14,500	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	1
		18
Saudi Arabia 0.7%
Arabian Internet & Communications Services Co.	1,612	102,411
Etihad Etisalat Co.	15,469	252,380
Riyad Bank	54,459	408,634
Saudi Aramco Base Oil Co.	4,750	131,807
Saudi Awwal Bank	9,900	85,337
Saudi Telecom Co.	66,495	744,324
Saudia Dairy & Foodstuff Co.	1,197	83,872
		1,808,765
Singapore 1.2%
Hafnia Ltd.	47,505	261,068
Sea Ltd., ADR*	11,300	1,770,145
Singapore Technologies Engineering Ltd.	148,000	995,638
		3,026,851
South Africa 0.2%
Harmony Gold Mining Co. Ltd.	8,150	109,124
Naspers Ltd. (Class N Stock)	1,461	450,984
Telkom SA SOC Ltd.	19,380	62,980
		623,088
South Korea 4.6%
APR Corp.*	1,066	140,101
Hana Financial Group, Inc.	18,602	1,137,310
HD Hyundai Heavy Industries Co. Ltd.	1,314	461,161
Hyundai Mobis Co. Ltd.	4,035	851,465
Kangwon Land, Inc.	4,459	59,854
KB Financial Group, Inc.	20,761	1,649,425
Kia Corp.	18,023	1,318,757
KT&G Corp.	1,266	118,654
Meritz Financial Group, Inc.	1,482	123,076
NAVER Corp.	466	78,426
Orion Corp.	548	43,755
Samsung Electronics Co. Ltd.	23,505	1,197,908
Samsung Securities Co. Ltd.	10,374	525,904
Shinhan Financial Group Co. Ltd.	26,590	1,294,771
SK Hynix, Inc.	13,135	2,545,773
Woori Financial Group, Inc.	24,949	442,675
		11,989,015
Spain 1.1%
Banco Bilbao Vizcaya Argentaria SA	116,688	1,946,154

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Banco Santander SA	94,501	$811,838
Indra Sistemas SA	3,952	163,708
		2,921,700
Sweden 1.7%
Atlas Copco AB (Class B Stock)	11,346	153,547
Betsson AB (Class B Stock)	18,903	320,073
Clas Ohlson AB (Class B Stock)	7,317	254,592
Epiroc AB (Class B Stock)	2,938	52,667
Essity AB (Class B Stock)	47,122	1,161,912
Saab AB (Class B Stock)	13,348	726,051
Svenska Handelsbanken AB (Class A Stock)	48,636	592,599
Swedbank AB (Class A Stock)	42,141	1,122,133
Telefonaktiebolaget LM Ericsson (Class B Stock)	20,412	148,264
		4,531,838
Switzerland 2.2%
ABB Ltd.	25,212	1,646,296
Accelleron Industries AG	3,120	284,175
Belimo Holding AG	650	756,423
Galderma Group AG	9,241	1,424,206
Geberit AG	706	540,866
Sandoz Group AG	4,048	231,501
Schindler Holding AG	170	59,624
UBS Group AG	21,691	806,125
Zurich Insurance Group AG	174	118,686
		5,867,902
Taiwan 5.7%
Accton Technology Corp.	19,000	561,150
Asustek Computer, Inc.	5,000	109,757
Chenbro Micom Co. Ltd.	8,000	135,602
Delta Electronics, Inc.	65,000	1,224,477
Eva Airways Corp.	232,000	292,529
Evergreen Marine Corp. Taiwan Ltd.	110,000	725,878
Hon Hai Precision Industry Co. Ltd.	53,000	311,666
MediaTek, Inc.	22,000	996,261
Sigurd Microelectronics Corp.	96,000	248,317
TaiDoc Technology Corp.	37,000	153,504
Taiwan Semiconductor Manufacturing Co. Ltd.	255,000	9,817,318
Wiwynn Corp.	1,000	91,267
Yang Ming Marine Transport Corp.	153,000	310,393
		14,978,119
Thailand 0.3%
Advanced Info Service PCL	88,100	782,747
Turkey 1.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	203,421	935,589
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	411,551	200,656
Pegasus Hava Tasimaciligi A/S*	86,800	537,640
Turk Hava Yollari AO	112,081	793,493
Turkcell Iletisim Hizmetleri A/S	142,696	327,143
		2,794,521
United Arab Emirates 1.0%
Aldar Properties PJSC	39,275	101,492

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Arab Emirates (cont’d.)
Emaar Properties PJSC	402,747	$1,667,898
Emirates NBD Bank PJSC	113,036	823,216
		2,592,606
United Kingdom 8.5%
3i Group PLC	30,950	1,691,175
AstraZeneca PLC	4,226	616,538
Barclays PLC	257,798	1,260,122
Drax Group PLC	28,350	264,776
Games Workshop Group PLC	1,543	330,607
Halma PLC	31,902	1,365,039
Hikma Pharmaceuticals PLC	4,210	108,817
HSBC Holdings PLC	253,176	3,084,436
IG Group Holdings PLC	8,375	124,710
Imperial Brands PLC	40,511	1,579,094
International Consolidated Airlines Group SA	262,010	1,313,528
Lloyds Banking Group PLC	975,021	999,833
Mitie Group PLC	65,772	121,960
NatWest Group PLC	262,803	1,824,269
Next PLC	8,706	1,413,167
Ninety One PLC	50,125	124,221
Paragon Banking Group PLC	14,150	168,746
Rolls-Royce Holdings PLC	194,017	2,753,679
Smiths Group PLC	12,594	390,114
Standard Chartered PLC	85,861	1,539,228
Tesco PLC	199,099	1,118,622
WPP PLC	22,425	121,418
		22,314,099
United States 4.2%
Carnival PLC*	15,160	412,518
CSL Ltd.	8,256	1,428,158
JBS NV (Class A Stock)*	4,200	57,960
Nestle SA	7,156	625,271
Novartis AG	28,144	3,205,238
Roche Holding AG	9,880	3,083,282
Sanofi SA	7,645	686,297
Shell PLC	46,296	1,663,560
		11,162,284

Total Common Stocks (cost $206,398,991)		249,828,647
Preferred Stocks 1.1%
Brazil 1.0%
Itau Unibanco Holding SA (PRFC)	214,500	1,339,966
Petroleo Brasileiro SA (PRFC)	194,800	1,132,366
		2,472,332
South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	6,505	267,840

Total Preferred Stocks (cost $2,188,746)		2,740,172

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description		Shares		Value
Unaffiliated Exchange-Traded Funds 1.9%
United States
iShares MSCI EAFE ETF(a)			43,600	$3,815,872
iShares MSCI Emerging Markets ETF(a)			26,300	1,277,128

Total Unaffiliated Exchange-Traded Funds (cost $4,729,084)				5,093,000

Total Long-Term Investments (cost $213,316,821)				257,661,819
Short-Term Investments 3.4%
Affiliated Mutual Funds 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	4,191,729	4,191,729
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $4,638,483; includes $4,620,314 of cash collateral for securities on loan)(b)(wb)	4,641,732	4,638,483

Total Affiliated Mutual Funds (cost $8,830,212)				8,830,212

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $268,481)	4.269%	09/18/25	270	268,465

Total Short-Term Investments (cost $9,098,693)				9,098,677

TOTAL INVESTMENTS 101.1% (cost $222,415,514)				266,760,496
Liabilities in excess of other assets(z) (1.1)%				(2,920,529)

Net Assets 100.0%				$263,839,967

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,482,392; cash collateral of $4,620,314 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	Mini MSCI EAFE Index	Sep. 2025	$3,658,760	$(67,220)
28	Mini MSCI Emerging Markets Index	Sep. 2025	1,733,620	32,826
				$(34,394)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions International Equity Fund